Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

Note 8 — Goodwill and Intangible Assets

The changes in the carrying value of goodwill were as follows:

in thousands	Total
Balance as of December 31, 2025	$—
Acquisitions	63,245
Measurement period adjustment	—
Foreign currency translation	(3,184)
Balance as of March 31, 2026	$60,061
Acquisitions	—
Measurement period adjustment	250
Foreign currency translation	(1,401)
Balance as of June 30, 2026	$58,909

There was no accumulated goodwill impairment as of June 30, 2026.

Identifiable intangible assets as of June 30, 2026 consisted of the following:

in thousands	Weighted Average Amortization Period	June 30, 2026
Cost:
Developed technology	15 years	$5,810
Customer relationships	13 years	739
Software	5 years	23
Total intangible assets		6,572
Accumulated amortization:
Developed technology		(187)
Customer relationships		(30)
Software		(8)
Total accumulated amortization		(225)
Total intangible assets, net		$6,347

Total amortization for the three and six months ended June 30, 2026, was $0.1 million and $0.2 million, respectively. The estimated future amortization expense for the remainder of the current fiscal year is $0.4 million. Over the next five years, the Company expects to recognize annual amortization of $0.5 million in each year.

There were no identifiable intangible assets as of December 31, 2025, prior to the Business Combination.